Pledged Assets - Additional Information (Detail) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Financial Instruments Owned and Pledged as Collateral [Line Items]
Loans served as collateral to secure debt obligations	$ 400,000,000	$ 500,000,000
Short-term and long-term credit facilities authorized with the Federal Home Loan Bank of New York	2,000,000,000	1,600,000,000
Financial Instruments Owned and Pledged as Collateral, Amount Eligible to be Repledged by Counterparty	68,000,000
Federal Reserve Bank Advances
Financial Instruments Owned and Pledged as Collateral [Line Items]
Remaining unused borrowing capacity at the Fed discount window	2,600,000,000	2,700,000,000
Investment securities
Financial Instruments Owned and Pledged as Collateral [Line Items]
Financial Instruments served as collateral to secure debt obligations	1,400,000,000	1,300,000,000
Loans Held For Investment [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Loans served as collateral to secure debt obligations	4,000,000,000	4,200,000,000
Loans-held-in portfolio and investment securities available-for-sale served as collateral to secure credit facilities authorized with the FHLB	$ 4,900,000,000	$ 3,800,000,000